Applicable laws and regulations (Tables)	12 Months Ended
Dec. 31, 2021
Applicable laws and regulations
Schedule of applicable laws and regulations

	December 31, 2021	December 31, 2020
Capital funds	1,013,796	1,048,182
Risk-weighted assets	6,513,267	5,187,054
Capital adequacy index	15.57%	20.21%

Schedule of leverage ratio cannot be lower, at any time, than 3%. The bank will inform to SBP as often as the compliance with the leverage ratio is determined
The leverage ratio cannot be lower, at any time, than 3%. The Bank will inform to SBP as often as the compliance with the leverage ratio is determined.
The table below presents the Bank´s leverage ratio in compliance with Article No.17 of Rule No. 1-2015:

	December 31, 2021	December 31, 2020
Ordinary capital	877,777	912,164
Non-risk-weighted assets	8,107,810	6,479,416
Leverage ratio	10.83%	14.08%

Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013
Based on the classification of risks, collateral and in compliance with SBP Rule No. 4-2013, the Bank classified the loan portfolio as follows:

	December 31, 2021
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	2,943,125	68,668	10,593	—	—	3,022,386
Financial institutions:
Private	2,120,762	—	—	—	—	2,120,762
State-owned	567,847	—	—	—	—	567,847
	2,688,609	—	—	—	—	2,688,609
Sovereign	23,610	—	—	—	—	23,610
	5,655,344	68,668	10,593	—	—	5,734,605

Allowance for loan
losses under IFRS (*):	22,713	13,577	5,186	—	—	41,476

Loans at FVTPL
Financial institutions:
Private	5,313	—	—	—	—	5,313
Total loans	5,660,657	68,668	10,593	—	—	5,739,918

	December 31, 2020
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,147,846	9,281	10,593	—	—	2,167,720
Financial institutions:
Private	2,231,742	—	—	—	—	2,231,742
State-owned	476,520	—	—	—	—	476,520
	2,708,262	—	—	—	—	2,708,262
Sovereign	35,415	—	—	—	—	35,415
Total	4,891,523	9,281	10,593	—	—	4,911,397

Allowance for loan
losses IFRS (*):	34,720	1,857	4,588	—	—	41,165

Loans at FVTPL
Financial institutions:
Private	4,949	—	—	—	—	4,949
Total loans	4,896,472	9,281	10,593	—	—	4,916,346

Schedule of statutory purposes only, non-accruing loans
In accordance with Rule No. 4-2013, as amended by Rule No. 8-2014, non-accruing loans are presented by category as follows:

	December 31, 2021
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	10,593	—	—	10,593
Total	—	—	10,593	—	—	10,593

	December 31, 2020
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	10,593	—	—	10,593
Total	—	—	10,593	—	—	10,593

	December 31, 2021	December 31, 2020
Non-accruing loans:
Private corporations	10,593	10,593
Total non-accruing loans	10,593	10,593

Interest that would be reversed if the loans had been classified as non-accruing loans	598	351
Income from collected interest on non-accruing loans	—	—

Schedule of portfolio of modified special mention category loans, provisions and reserves classified as per the three-stage model of IFRS9

	Stage 1	Stage 2	Stage 3	Total

Modified special mention loans
Modified loans
Corporate	—	8,829	—	8,829
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	—	—	—	—
(+) Interest receivable	—	7	—	7
(-) Unearned interest and deferred fees	—	—	—	—
Total loan portfolio subject to provisions Rule No. 9-2020	—	8,836	—	8,836

Allowance
Allowance IFRS 9	—	1,767	—	1,767
Collective allowance (complement to 1.5%) *				—
Regulatory reserve (complement to 3%) *				—
Total allowance and reserves				1,767

Schedule of provision and reserve	The provision and reserve are detailed as follows:

	December 31, 2021	December 31, 2020
Dynamic provision	136,019	136,019
Regulatory credit reserve	—	—
	136,019	136,019